Empower Large Cap Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	74 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%		14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%		18.13%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	14.44%	12.52%		16.61%
Investor
Prospectus [Line Items]
Average Annual Return, Percent	13.98%	12.14%		16.21%